BIOLOGICAL ASSETS (Details Narrative)	6 Months Ended
Jun. 30, 2022 $ / shares
BIOLOGICAL ASSETS (Details)
Weighted Average Yield	$ 21
Post Harvest Cost Per Gram	$ 0.04
Impact On The Fair Value	10.00%
Dried Cannabis Per Gram	$ 0.06
Weighted Average Stage of Growth	41.00%